Unaudited Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2024
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Schedule of Condensed Balance Sheets
	December 31,	December 31,
	2024	2023
ASSETS

Current assets
Cash	$20	$542
Prepayments and other current assets	356	93
Total Current Assets	376	635

Deferred issuance costs	-	-
Investment in subsidiaries and VIEs (restricted)	116,768	107,312
Non-current assets	116,768	107,312
Total Assets	$117,144	$107,947

Liabilities and Shareholders’ Equity

Current liabilities
Due to a related party	-	-
Total Current Liabilities	-	-
Total liabilities	-	-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 40,617,513 shares issued and outstanding as of December 31, 2024 and 2023.	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2024 and 2023.	4	4
Additional paid-in capital	83,762	83,762
Retained earnings	42,421	31,543
Accumulated other comprehensive loss	(9,047)	(7,366)
Total Shareholders’ Equity	117,144	107,947

Total Liabilities and Shareholders’ Equity	$117,144	$107,947

Schedule of Condensed Statements of Operations and Comprehensive Income (Loss)
	Years Ended December 31,
	2024	2023	2022

Equity in earnings of subsidiaries	$11,137	$10,715	$8,259
General and administrative expenses	(259)	(421)	(472)
NET INCOME	10,878	10,294	7,787

OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(1,681)	(1,757)	(8,157)
COMPREHENSIVE INCOME (LOSS)	$9,197	$8,537	$(370)

Schedule of Condensed Statements of Cash Flow
	Years Ended December 31,
	2024	2023	2022

Cash flows from operating activities
Net income	$10,878	$10,294	$7,787
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(11,137)	(10,715)	(8,259)
Prepaid expenses and other current assets	(263)	(92)	-
Net cash used in operating activities	(522)	(513)	(472)
Cash flows from investing activities
Loan to a subsidiary	-	(6,660)	-
Net cash used in investing activities	-	(6,660)	-
Cash flows from financing activities
Due to a related party	-	(600)	600
Deferred issuance costs	-	(279)	(81)
Proceeds from initial public offering	-	8,547	-
Net cash provided by financing activities	-	7,668	519
Net (decrease) increase in cash	(522)	495	47
Cash, beginning of year	$542	$47	$-
Cash, end of year	$20	$542	$47